Consolidated Statement of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Non-current assets
Property, plant and equipment	₨ 809,882	$ 8,631	₨ 747,066
Intangible assets	41,086	438	36,217
Right-of-use assets	18,314	195	14,506
Investment in jointly controlled entities and associates [Restated, refer Note 51(a)]	375	4	4,250
Trade receivables	3,887	41	7,528
Investments	1,399	15	1,078
Other financial assets	10,472	112	6,497
Deferred tax assets (net)	10,319	110	7,073
Tax assets	8,787	94	8,770
Contract assets	3,393	36	2,724
Other non-financial assets	12,891	137	9,578
Total non-current assets	920,805	9,814	845,287
Current assets
Inventories	13,538	144	4,164
Trade receivables	20,207	215	16,740
Investments	7,286	78	264
Cash and cash equivalents	22,845	243	40,419
Bank balances other than cash and cash equivalents	46,706	498	40,099
Other financial assets	15,507	165	7,148
Contract assets	422	4	108
Other non-financial assets	8,772	93	5,476
Total current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	135,283	1,442	114,418
Assets held for sale [Restated, refer Note 51(a)]			94
Total current assets	135,283	1,442	114,512
Total assets	1,056,088	11,255	959,799
Equity
Issued capital	4,808	51	4,808
Share premium	155,365	1,656	154,204
Retained earnings/(losses)	(43,221)	(461)	(53,755)
Other components of equity	8,908	95	7,345
Equity attributable to equity holders of the parent	125,860	1,340	112,602
Non-controlling interests	18,536	198	18,510
Total equity	144,396	1,538	131,112
Non-current liabilities
Interest-bearing loans and borrowings- Principal portion	527,621	5,623	582,307
Lease liabilities	11,343	121	8,282
Other financial liabilities	15,819	169	6,576
Provisions	10,569	113	9,484
Deferred tax liabilities (net)	27,127	289	24,481
Other non-financial liabilities	1,377	15	1,122
Total non-current liabilities	593,856	6,329	632,252
Current liabilities
Interest-bearing loans and borrowings- Principal portion	240,145	2,559	140,711
Interest-bearing loans and borrowings - Interest accrued	5,046	54	5,405
Lease liabilities	1,090	12	977
Trade payables	17,820	190	8,173
Other financial liabilities	45,670	487	34,754
Tax liabilities (net)	286	3	378
Other non-financial liabilities	7,779	83	5,996
Total current liabilities other than liabilities included in disposal groups classified as held for sale	317,836	3,387	196,394
Liabilities directly associated with the assets held for sale			41
Total current liabilities	317,836	3,387	196,435
Total liabilities	911,692	9,716	828,687
Total equity and liabilities	₨ 1,056,088	$ 11,255	₨ 959,799